Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

During January to June 2013, the Company issued unsecured, subordinated loan notes to: Fountainhead for a total of $234,225; and to Peter Zachariou, a director of the Company, for a total of $190,000. During July and August 2013, the Company issued unsecured, subordinated loan notes to Fountainhead for a total of $90,000. The loan notes are subordinated to the Company's secured debentures and Preferred C Stock of the Company, bear interest at a rate of 6% are due on demand or by their one-year anniversary.

In March 2013, Fountainhead and Peter Zachariou, a director of the Company, extended the maturity of secured loans totaling $1,016,362 and $300,000 respectively from March 31, 2013 to December 31, 2013.

In April 2013, in connection with her departure from the Board of Directors, the Company and Heather Vinas entered into a Warrant Exercise and Share Sales Agreement (the "Agreement"). Under the terms of the Agreement Mrs. Vinas agreed to exercise her warrants to purchase 54,834 shares of Common Stock, which are exercisable on a cashless basis, at a price of $2.60 per share and receive 32,152 shares of Common Stock. Following this exercise, Mrs. Vinas holds an aggregate of 66,272 shares of Common Stock. The Agreement also requires Mrs. Vinas not to sell more than 16,000 shares in any 30-day period.

During April and May 2013, Fountainhead Capital Management sold warrants to purchase 162,250 shares of Vycor Common Stock at an exercise price of $1.88 per share. These warrants were granted to Fountainhead by the Company in February 2010 and were sold by Fountainhead to investors at a price of $0.10 per warrant share. The warrants were immediately exercised by the investors.

There were no other related party transactions during the six months ended June 30, 2013 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in 10 above.

15. RELATED PARTY TRANSACTIONS

During July to December 2012, the Company issued unsecured, subordinated loan notes to: Fountainhead for a total of $309,900; and to Peter Zachariou, a director of the Company, for a total of $115,550. The loan notes are subordinated to the Company’s secured debentures and Preferred C Stock of the Company, bear interest at a rate of 6% are due on demand or by their one-year anniversary.

In November 2012, Fountainhead and Peter Zachariou, a director of the Company, extended the maturity of secured loans totaling $1,016,362 and $300,000 respectively from December 31, 2012 to March 31, 2013. These have been subsequently extended to December 31, 2013.

On November 30, 2012 the Company entered into an Option Agreement with Heather Vinas, a director of the Company, to purchase up to 54,834 warrants to purchase Common Stock held by Mrs Vinas at $0.87. On January 1, 2013 and on the first day of each calendar month thereafter, the Company shall have the right to an Option Exercise with respect to 4,570 Warrants. The Company, in its sole discretion, may elect to cease its Option Exercises at any time. This was subsequently amended on January 15, 2013 to commence on February 15, 2013. The Company and Mrs Vinas are currently in discussions regarding this agreement.

There were no other related party transactions during the year ended December, 2012 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in 14 above.